Note 20 - Mortgage Banking Derivatives - Amount and Fair Value of Mortgage Banking Derivatives (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Contract [Member]
Derivative, amount	$ 10,307,000	$ 9,655,000
Derivative, fair value	328,000	335,000
Forward Contracts [Member]
Derivative, amount	14,000,000	11,750,000
Derivative, fair value	$ (23,000)	$ (88,000)